Related Party Loan Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans, Related Parties [Roll Forward]
Beginning balance	$ 1,481	$ 3,898
New loans	254	322
Repayments	(579)	(2,739)
Ending balance	$ 1,156	$ 1,481